Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
COMMITMENTS

NOTE 10 - COMMITMENTS

Lease commitments

A.	During the reported periods, the Company entered into several short-term agreements (of 12 months or less) for the renewal of a leasing of premises with the same unrelated party, the last of which was signed in August 2023 for a period commencing September 1, 2023 through August 31, 2024 for a monthly fee of NIS 25 thousand (approximately $7).

B.	During the reported periods, Beamr Imaging RU entered into several short-term agreements for renewal of a leasing of premises with the same unrelated party, the last of which was signed in September 2023 for the period commencing August 1, 2023 through June 30, 2024 for a monthly fee of Russian Ruble 222 (approximately $3).

As of December 31, 2023, the future minimum commitment under binding short-term operating lease agreements is as follows:

Lease of premises

2024	$70
$70

The lease payments under the binding agreement are associated with short-term operating leases of premises with a lease term of twelve months or less. As the Company elected the short-term recognition exemption (see also Note 2K), such leases are out of scope of ASC 842 “Leases”. Consequently, these payments are recognized on a straight-line basis as an operating expense in the Consolidated Statements of Operations and Comprehensive Loss.

During the years ended December 31, 2023, 2022 and 2021, the total lease expenses were $119, $119 and $115, respectively.